THIRD AVENUE VARIABLE SERIES TRUST

THIRD QUARTER REPORT

SEPTEMBER 30, 2019

THIRD AVENUE VALUE PORTFOLIO

THIRD AVENUE VARIABLE SERIES TRUST

Proxy Voting Policies and Procedures

Third Avenue Value Portfolio (the “Portfolio”) has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at September 30, 2019 (Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds - 0.89%
	Oil & Gas Production & Services - 0.89%
500,000	Tidewater, Inc., 8.000%, due 8/1/22	$507,500

	Total Corporate Bonds
	(Cost $508,416)	507,500

Shares
Common Stocks - 89.77%
	Asset Management - 2.05%
21,951	Brookfield Asset Management, Inc., Class A (Canada)	1,165,379
	Automotive - 7.33%
39,016	Bayerische Motoren Werke AG (Germany)	2,747,762
28,647	Daimler AG (Germany)	1,424,246
		4,172,008
	Banks - 11.36%
822,848	Bank of Ireland Group PLC (Ireland)	3,260,475
26,391	Comerica, Inc.	1,741,542
195,200	Deutsche Bank AG (Germany)	1,458,572
		6,460,589
	Building Products - 9.84%
126,097	Buzzi Unicem SpA (Italy)	2,891,585
13,681	Eagle Materials, Inc.	1,231,427
11,905	Mohawk Industries, Inc. (a)	1,477,053
		5,600,065
	Diversified Holding Companies - 8.96%
285,686	CK Hutchison Holdings, Ltd. (Cayman Islands).	2,522,074
29,715	Investor AB, Class B (Sweden)	1,451,199
197,016	Wheelock & Co., Ltd. (Hong Kong)	1,122,433
		5,095,706
	Engineering & Construction - 4.36%
118,874	Boskalis Westminster (Netherlands)	2,478,151
	Forest Products & Paper - 10.26%
367,457	Interfor Corp. (Canada) (a)	3,883,004
70,503	Weyerhaeuser Co., REIT	1,952,933
		5,835,937
	Metals & Mining - 11.93%
1,386,211	Capstone Mining Corp. (Canada) (a)	617,326
788,490	Lundin Mining Corp. (Canada)	3,707,811
126,072	Warrior Met Coal, Inc.	2,460,925
		6,786,062
	Non-U.S. Real Estate Operating Companies - 3.70%
310,753	CK Asset Holdings, Ltd. (Cayman Islands)	2,105,380

	Oil & Gas Production & Services - 7.95%
13,668	Borr Drilling Ltd. (Bermuda) (a)	70,253
150,187	Borr Drilling Ltd. (Bermuda) (a)	774,013
349,245	PGS ASA (Norway) (a)	472,607
75,550	Subsea 7, S.A. (Luxembourg)	777,065
160,653	Tidewater, Inc. (a)	2,427,467
		4,521,405

Shares	Security†	Value (Note 1)
	Transportation Infrastructure - 5.77%
94,217	Hawaiian Holdings, Inc.	$2,474,138
5,188,300	Hutchison Port Holdings Trust (Singapore)	810,558
		3,284,696
	U.S. Homebuilder - 3.69%
47,343	Lennar Corp., Class B	2,100,609
	U.S. Real Estate Operating Companies -2.57%
194,897	Five Point Holdings, LLC, Class A (a)	1,461,728

	Total Common Stocks
	(Cost $64,815,585)	51,067,715

Preferred Stocks - 0.00%
	Consumer Products - 0.00%
827,257	Home Products International, Inc., Series A, Convertible, 8.000%(a)(b)(c)(d)	—
	Total Preferred Stocks
	(Cost $0)	—
	Total Investment Portfolio - 90.66%
	(Cost $65,324,001)	51,575,215
	Other Assets less Liabilities - 9.34%	5,312,316
	NET ASSETS -100.00%	$56,887,531
	(Applicable to 3,980,836 shares outstanding)
	NET ASSET VALUE PER SHARE	$14.29

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
827,257	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07 - 10/2/17	$-	$-

At September 30, 2019, the restricted security was valued at $0.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States	31.35%
Canada	16.48
Germany	9.90
Cayman Islands	8.13
Ireland	5.73
Italy	5.08
Netherlands	4.36
Sweden	2.55
Hong Kong	1.97
Bermuda	1.48
Singapore	1.43
Luxembourg	1.37
Norway	0.83
Total	90.66%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments
September 30, 2019 (Unaudited)

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and ask price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at "fair value," as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At September 30, 2019, such securities were valued at $0. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and the liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•      Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•      Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•      Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
September 30, 2019 (Unaudited)

The following is a summary by level of inputs used to value the Portfolio’s investments as of September 30, 2019:

Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Banks	$1,741,542
Building Products	2,708,480
Oil & Gas Production & Services	2,497,720
Transportation Infrastructure	2,474,138
Other*	17,349,715
Total for Level 1 Securities	26,771,595
Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks:
Automotive	4,172,008
Banks	4,719,047
Building Products	2,891,585
Diversified Holding Companies	5,095,706
Engineering & Construction	2,478,151
Non-U.S. Real Estate Operating Companies	2,105,380
Oil & Gas Production & Services	2,023,685
Transportation Infrastructure	810,558
Corporate Bonds:
Oil & Gas Production & Services	507,500
Total for Level 2 Securities	24,803,620
Level 3: Significant Unobservable Inputs
Investments in Securities:
Preferred Stocks:
Consumer Products	-	**
Total for Level 3 Securities	-
Total Value of Investments	$51,575,215

*	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.
**	Investment fair valued at $0.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/18 (Fair Value)	Net Change in Unrealized Appreciation/ (Depreciation)	Balance as of 9/30/19 (Fair Value)		Net Change in Unrealized Appreciation/ (Depreciation) Attributable to Securities Still Held at Period End
Preferred Stocks -
Consumer Products	$1	$(1)	$—	*	$(1)
Total	$1	$(1)	$—		$(1)

*	Investment fair valued at $0.

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
September 30, 2019 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Fair Value at 9/30/19
Other (a)	$—	*

(a)	Includes securities less than 0.50% of net assets of the Portfolio.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Portfolio’s Level 3 investment. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.